Financial Instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	$ 245,110	$ 19,350
FVTPL
Financial instruments
FVTPL	205,188	111,554
Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	40,367	92,827
Cash and cash equivalents | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Cash and cash equivalents | FVTPL
Financial instruments
FVTPL	0	0
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	15,200	71,284
Amounts receivable (excluding sales taxes and prepaid expenses)
Financial instruments
Financial assets at amortized cost	25,200	21,500
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | FVTPL
Financial instruments
FVTPL	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	25,167	21,543
Prepaid gold interests | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Prepaid gold interests | FVTPL
Financial instruments
FVTPL	182,621	91,015
Prepaid gold interests | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Investments | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Investments | FVTPL
Financial instruments
FVTPL	19,889	17,421
Investments | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Loans receivable | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Loans receivable | FVTPL
Financial instruments
FVTPL	2,678	3,118
Loans receivable | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Amounts payable and other liabilities | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	10,110	19,350
Amounts payable and other liabilities | FVTPL
Financial instruments
FVTPL	0	0
Amounts payable and other liabilities | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	$ 0
Debt | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	235,000
Debt | FVTPL
Financial instruments
FVTPL	0
Debt | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	$ 0